Related Party Transactions_Significant Loan Transactions With Related Parties(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[1]	Transactions and balances arising from operating activities between related parties; such as, payments, are excluded.	Transactions and balances arising from operating activities between related parties; such as, payments, are excluded.
KB Insurance Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 6,791,000,000
Loans		0	₩ 1,778,000,000
Repayments		0	0
Others		(6,791,000,000)	0
Ending		₩ 0	₩ 6,791,000,000
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]	Excluded from the Group’s related party as of December 31, 2017.	Excluded from the Group’s related party as of December 31, 2017.
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 14,000,000
Loans		8,000,000	₩ 0
Repayments		0	(5,000,000)
Others		0	0
Ending		22,000,000	14,000,000
UAMCO., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loans			0
Repayments			(5,000,000)
Others			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]		Excluded from the Group’s related party as of December 31, 2017.
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		209,105,000,000
Loans		202,503,000,000	₩ 4,000,000,000
Repayments		(211,194,000,000)	(26,569,000,000)
Others		0	0
Ending		200,414,000,000	209,105,000,000
Jaeyang Industry Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		303,000,000
Loans		0	0
Repayments		0	0
Others		(303,000,000)	303,000,000
Ending		0	303,000,000
HIMS Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loans			3,500,000,000
Repayments			(3,500,000,000)
Others			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]		Excluded from the Group’s related party as of December 31, 2017.
KB Star Office Private Real Estate Investment Trust No.1
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		10,000,000,000
Loans		0	₩ 0
Repayments		0	0
Others		0	0
Ending		10,000,000,000	10,000,000,000
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000,000
Loans		0	1,000,000
Repayments		0	0
Others		0	0
Ending		1,000,000	1,000,000
Inno Lending Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loans		2,000,000
Repayments		0
Others		0
Ending		2,000,000	0
SY Auto Capital Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		30,049,000,000
Loans		44,039,000,000	30,067,000,000
Repayments		(34,031,000,000)	(52,000,000)
Others		0	0
Ending		40,057,000,000	30,049,000,000
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loans		700,000,000
Repayments		0
Others		(21,000,000)
Ending		679,000,000	0
Builton Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loans		1,000,000
Repayments		0
Others		0
Ending		1,000,000	0
Bungaejanter. Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loans		400,000,000
Repayments		0
Others		25,000,000
Ending		425,000,000	0
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loans		6,000,000
Repayments		0
Others		0
Ending		6,000,000	0
KB No.5 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loans			0
Repayments			0
Others			₩ (2,180,000,000)
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]		Excluded from the Group’s related party as of December 31, 2017.
KB No.6 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loans			₩ 0
Repayments			0
Others			₩ (1,710,000,000)
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]		Excluded from the Group’s related party as of December 31, 2017.
KB No.7 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Loans			₩ 0
Repayments			0
Others			₩ (1,250,000,000)
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions	[2]		Excluded from the Group’s related party as of December 31, 2017.
KB No.8 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,490,000,000
Loans		0	₩ 0
Repayments		0	0
Others		(194,000,000)	0
Ending		2,296,000,000	2,490,000,000
KB No.9 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,584,000,000
Loans		0	0
Repayments		0	0
Others		(228,000,000)	0
Ending		2,356,000,000	2,584,000,000
KB No.10 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,495,000,000
Loans		295,000,000	1,495,000,000
Repayments		0	0
Others		(187,000,000)	0
Ending		1,603,000,000	1,495,000,000
KB No.11 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		790,000,000
Loans		0	790,000,000
Repayments		0	0
Others		(93,000,000)	0
Ending		₩ 697,000,000	₩ 790,000,000

[1]	Transactions and balances arising from operating activities between related parties; such as, payments, are excluded.
[2]	Excluded from the Group’s related party as of December 31, 2017.